 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Money Market Central Fund Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/16	% of fund's investments 9/30/15	% of fund's investments 3/31/15
1 - 7	37.7	32.2	34.0
8 - 30	16.7	29.5	19.8
31 - 60	10.4	11.2	10.6
61 - 90	17.4	16.0	18.3
91 - 180	17.7	11.1	16.2
> 180	0.1	0.0	1.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	3/31/16	9/30/15	3/31/15
Fidelity Money Market Central Fund	44 Days	31 Days	42 Days
All Taxable Money Market Funds Average(a)	38 Days	35 Days	43 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	3/31/16	9/30/15	3/31/15
Fidelity Money Market Central Fund	52 Days	68 Days	88 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Interfund Loans	0.3%
Certificates of Deposit	48.7%
Commercial Paper	30.0%
Variable Rate Demand Notes (VRDNs)	5.0%
Other Notes	0.2%
Other Municipal Debt	1.0%
Repurchase Agreements	14.3%
Net Other Assets (Liabilities)	0.5%

As of September 30, 2015
Certificates of Deposit	49.0%
Commercial Paper	17.6%
Other Notes	0.8%
Government Agency Debt	0.8%
Other Municipal Debt	0.8%
Other Instruments	1.2%
Repurchase Agreements	15.0%
Net Other Assets (Liabilities)	14.8%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 48.7%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 4.0%
BMO Harris Bank NA
8/5/16	0.95%	$10,000,000	$10,000,000
Wells Fargo Bank NA
4/6/16 to 10/3/16	0.65 to 0.85 (b)	39,000,000	39,000,000
			49,000,000
London Branch, Eurodollar, Foreign Banks - 4.4%
Mitsubishi UFJ Trust & Banking Corp.
6/1/16	0.77	6,000,000	6,000,000
Mizuho Bank Ltd. Ldn
6/16/16 to 6/20/16	0.69 to 0.70	7,000,000	6,989,427
Sumitomo Mitsui Trust Bank Ltd.
5/16/16 to 7/15/16	0.70 to 0.83	30,000,000	29,990,710
Sumitomo Mitsui Trust Bank Ltd. Ldn
6/24/16	0.82	12,000,000	11,977,103
			54,957,240
New York Branch, Yankee Dollar, Foreign Banks - 40.3%
Bank of Montreal Chicago CD Program
5/13/16 to 9/2/16	0.60 to 0.78 (b)	30,000,000	30,000,000
Bank of Nova Scotia
5/3/16 to 8/17/16	0.60 to 0.85 (b)	45,000,000	45,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/15/16 to 8/12/16	0.72 to 0.75	24,000,000	24,000,000
BNP Paribas New York Branch
4/1/16 to 7/5/16	0.64 to 0.71	18,000,000	18,000,000
Canadian Imperial Bank of Commerce
4/20/16 to 7/22/16	0.61 to 0.77 (b)	56,000,000	56,000,000
Credit Agricole CIB
5/5/16	0.71	12,000,000	12,000,000
Credit Suisse
5/17/16	0.74 (b)	15,000,000	15,000,000
Landesbank Baden-Wuerttemberg New York Branch
4/1/16 to 4/7/16	0.43 to 0.65	61,000,000	60,999,999
Mizuho Corporate Bank Ltd.
4/1/16 to 7/1/16	0.40 to 0.75	43,000,000	43,000,000
Natexis Banques Populaires New York Branch
5/25/16	0.64	12,000,000	12,000,000
Royal Bank of Canada
6/3/16 to 6/10/16	0.76 to 0.78 (b)	24,000,000	24,000,000
Sumitomo Mitsui Banking Corp.
4/4/16 to 6/24/16	0.65 to 0.70	46,000,000	46,000,000
Sumitomo Mitsui Trust Bank Ltd.
4/4/16	0.72	7,000,000	7,000,000
Svenska Handelsbanken AB
5/19/16	0.63 (b)	15,000,000	15,000,000
Toronto-Dominion Bank New York Branch
4/11/16 to 9/19/16	0.61 to 0.86 (b)	39,000,000	39,007,319
UBS AG
4/22/16 to 9/9/16	0.60 to 0.85 (b)	48,000,000	48,001,592
			495,008,910
TOTAL CERTIFICATE OF DEPOSIT
(Cost $598,966,150)			598,966,150

Financial Company Commercial Paper - 13.7%
BAT International Finance PLC
4/5/16 to 4/26/16	0.70 to 0.78	6,100,000	6,098,598
Bayerische Landesbank
4/1/16 to 4/7/16	0.45	61,000,000	60,997,275
BNP Paribas New York Branch
6/2/16	0.65	10,000,000	9,988,806
ConocoPhillips Qatar Funding Ltd.
4/4/16 to 4/25/16	0.85	6,200,000	6,197,573
Credit Suisse AG
8/3/16	0.90	10,000,000	9,969,000
JPMorgan Securities LLC
4/8/16	0.75	12,000,000	11,998,250
Sumitomo Mitsui Banking Corp.
7/1/16	0.75	12,000,000	11,977,250
Svenska Handelsbanken AB
7/25/16 to 9/1/16	0.81 to 0.83	36,000,000	35,891,520
Toronto Dominion Holdings (U.S.A.)
4/13/16	0.60	3,000,000	2,999,400
Toyota Motor Credit Corp.
4/1/16	0.60 (b)	12,000,000	12,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $168,117,672)			168,117,672

Asset Backed Commercial Paper - 4.9%
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
4/11/16	0.60%	$12,000,000	$11,998,000
6/20/16	0.80	25,000,000	24,955,556
6/20/16	0.78	23,000,000	22,960,133
(Cost $59,913,689)			59,913,689

Other Commercial Paper - 11.4%
Archer Daniels Midland Co.
4/1/16	0.33	14,000,000	14,000,000
BPCE SA
6/6/16 to 8/1/16	0.67 to 0.78	30,000,000	29,945,278
Dominion Resources, Inc.
4/18/16 to 4/21/16	0.77 to 0.78	6,000,000	5,997,609
Florida Power & Light Co.
4/6/16	0.56	18,550,000	18,548,557
Motiva Enterprises LLC
4/15/16	1.38	6,000,000	5,996,780
Sempra Global
4/15/16 to 5/5/16	0.97 to 1.00	5,700,000	5,696,216
UnitedHealth Group, Inc.
4/1/16 to 4/11/16	0.53 to 0.71	60,000,000	59,995,966
TOTAL OTHER COMMERCIAL PAPER
(Cost $140,180,406)			140,180,406

Other Note - 0.2%
Medium-Term Notes - 0.2%
Svenska Handelsbanken AB
4/15/16
(Cost $2,000,000)	0.63 (b)(c)	2,000,000	2,000,000

Variable Rate Demand Note - 5.0%
Delaware - 2.5%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/7/16	0.43 (b)	31,000,000	31,000,000
New York - 1.3%
New York Hsg. Fin. Agcy. Rev. Series 2013 A, LOC Wells Fargo Bank NA, VRDN
4/7/16	0.52 (b)	15,300,000	15,300,000
Ohio - 1.2%
Ohio State Univ. Gen. Receipts Series 2014 B1, VRDN
4/7/16	0.45 (b)	15,000,000	15,000,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $61,300,000)			61,300,000

Other Municipal Debt - 1.0%
	Principal Amount	Value
Ohio - 1.0%
Ohio Wtr. Dev. Auth. Rev. Bonds 0.734%, tender 5/2/16 (b)	$9,400,000	$9,400,000
Silverton BAN:
0.85% 5/24/16 (Ohio Gen. Oblig. Guaranteed)	900,000	900,000
1.25% 11/22/16 (Ohio Gen. Oblig. Guaranteed)	1,600,000	1,600,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $11,900,000)		11,900,000

Interfund Loans - 0.3%
With Fidelity Europe Fund, at 0.5% due 4/1/16(d)
(Cost $4,124,000)	4,124,000	4,124,000
	Maturity Amount	Value

Government Agency Repurchase Agreement - 1.9%
In a joint trading account at 0.32% dated 3/31/16 due 4/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $24,039,000)	24,039,212	24,039,000

Other Repurchase Agreement - 12.4%
Other Repurchase Agreement - 12.4%
With:
Citibank NA at 1.59%, dated 2/1/16 due 8/3/16 (Collateralized by Corporate Obligations valued at $:
4,324,772, 0.64%, 6/25/37) (b)(e)	4,032,507	4,000,000
5,405,965, 1.09%, 10/12/45) (b)(e)	5,040,633	5,000,000
Citigroup Global Markets, Inc. at:
0.4%, dated 3/31/16 due 4/1/16 (Collateralized by Equity Securities valued at $24,840,277)	23,000,256	23,000,000
1.59%, dated 2/18/16 due 8/3/16 (Collateralized by Corporate Obligations valued at $1,081,193, 0.64%, 6/25/37) (b)(e)	1,007,376	1,000,000
Credit Suisse Securities (U.S.A.) LLC at 0.62%, dated 3/30/16 due 4/6/16 (Collateralized by U.S. Government Obligations valued at $3,091,639, 12.64%, 3/15/40)	3,000,362	3,000,000
ING Financial Markets LLC at 0.48%, dated 3/31/16 due 4/1/16 (Collateralized by Corporate Obligations valued at $1,083,915, 8%, 10/1/20)	1,000,013	1,000,000
J.P. Morgan Securities, LLC at:
0.51%, dated 3/31/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $5,150,090, 0.79% - 4%, 6/20/42 - 9/20/45)	5,000,496	5,000,000
1.29%, dated:
2/18/16 due 6/29/16 (Collateralized by Mortgage Loan Obligations valued at $3,248,894, 1.22% - 5.19%, 4/15/29 - 9/26/45) (b)(e)	3,014,190	3,000,000
3/2/16 due 6/29/16 (Collateralized by Mortgage Loan Obligations valued at $1,083,434, 5.49%, 11/15/31) (b)(e)	1,004,264	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.4%, dated 3/31/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $11,330,126, 0.97% - 6.17%, 7/15/32 - 7/25/52)	11,000,856	11,000,000
0.72%, dated 3/31/16 due 4/1/16 (Collateralized by Mortgage Loan Obligations valued at $12,600,253, 3.54% - 5.25%, 12/17/31 - 10/25/33)	12,000,240	12,000,000
1.3%, dated 1/11/16 due 5/11/16 (Collateralized by Commercial Paper valued at $4,212,285, 5/10/16)	4,017,478	4,000,000
1.35%, dated:
1/14/16 due 5/13/16 (Collateralized by Equity Securities valued at $3,249,504)	3,013,500	3,000,000
3/18/16 due 6/16/16:
(Collateralized by Commercial Paper valued at $4,202,206, 5/10/16)	4,013,500	4,000,000
(Collateralized by Equity Securities valued at $6,483,437)	6,020,250	6,000,000
3/31/16 due 6/29/16 (Collateralized by Equity Securities valued at $10,800,464)	10,033,750	10,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.65%, dated 3/30/16 due 4/7/16 (Collateralized by Corporate Obligations valued at $1,057,179, 1.63% - 3.25%, 5/1/16 - 6/15/29)	1,000,253	1,000,000
0.68%, dated 3/24/16 due 4/7/16 (Collateralized by Corporate Obligations valued at $6,480,979, 0.5% - 5%, 7/1/18 - 3/1/31)	6,002,380	6,000,000
1.35%, dated 3/8/16 due 5/9/16 (Collateralized by Corporate Obligations valued at $19,420,130, 0.25% - 5.5%, 5/1/16 - 6/15/29)	18,041,850	18,000,000
Mizuho Securities U.S.A., Inc. at:
0.6%, dated:
3/21/16 due 4/4/16 (Collateralized by Equity Securities valued at $1,080,277)	1,000,233	1,000,000
3/22/16 due 4/5/16 (Collateralized by Equity Securities valued at $1,080,311)	1,000,233	1,000,000
3/23/16 due 4/6/16 (Collateralized by Equity Securities valued at $1,080,232)	1,000,233	1,000,000
0.77%, dated 3/24/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $1,030,176, 4.5%, 5/15/42)	1,000,299	1,000,000
1.55%, dated 1/4/16 due 5/3/16 (Collateralized by Corporate Obligations valued at $2,168,184, 1.49%, 3/25/35)	2,010,333	2,000,000
RBC Capital Markets Co. at:
0.56%, dated 3/23/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $3,090,433, 4.56% - 6.79%, 10/25/35 - 12/25/44)	3,001,353	3,000,000
0.65%, dated 1/22/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $3,077,374, 0% - 7.47%, 10/1/17 - 3/1/46)	3,005,092	3,000,000
0.78%, dated:
2/29/16 due 4/7/16 (Collateralized by Municipal Bond Obligations valued at $1,327,429, 5%, 8/15/33)	1,001,993	1,000,000
3/1/16 due 4/7/16 (Collateralized by Municipal Bond Obligations valued at $2,442,847, 5%, 8/1/30 - 7/1/44)	2,003,987	2,000,000
SG Americas Securities, LLC at 0.72%, dated:
3/29/16 due 4/5/16 (Collateralized by Corporate Obligations valued at $4,201,644, 2.7% - 8.75%, 2/15/23 - 11/15/45)	4,000,560	4,000,000
3/30/16 due 4/6/16 (Collateralized by Corporate Obligations valued at $2,160,013, 0.88% - 6.5%, 4/15/16 - 10/15/23)	2,000,280	2,000,000
Wells Fargo Securities, LLC at 0.57%, dated 3/28/16 due 4/4/16 (Collateralized by Equity Securities valued at $10,800,704)	10,001,108	10,000,000
TOTAL OTHER REPURCHASE AGREEMENTS
(Cost $152,000,000)		152,000,000
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,222,540,917)		1,222,540,917
NET OTHER ASSETS (LIABILITIES) - 0.5%		6,572,100
NET ASSETS - 100%		$1,229,113,017

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,000,000 or 0.2% of net assets.

 (d) Loan is with an affiliated fund.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$24,039,000 due 4/01/16 at 0.32%
BNP Paribas Securities Corp.	$4,211,818
BNY Mellon Capital Markets LLC	532,331
Bank of America NA	4,967,713
Citibank NA	2,191,074
Credit Agricole CIB New York Branch	1,433,035
HSBC Securities (USA), Inc.	1,457,505
ING Financial Markets LLC	242,743
J.P. Morgan Securities, Inc.	2,953,372
Mizuho Securities USA, Inc.	1,669,390
Societe Generale	1,375,543
Wells Fargo Bank NA	344,950
Wells Fargo Securities LLC	2,659,526
$24,039,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $176,039,000) — See accompanying schedule: Unaffiliated issuers (cost $1,218,416,917)	$1,218,416,917
Other affiliated issuers (cost $4,124,000)	4,124,000
Total Investments (cost $1,222,540,917)		$1,222,540,917
Cash		2,450
Receivable for investments sold		6,000,189
Interest receivable		575,738
Other affiliated receivables		199
Total assets		1,229,119,493
Liabilities
Other payables and accrued expenses	6,476
Total liabilities		6,476
Net Assets		$1,229,113,017
Net Assets consist of:
Paid in capital		$1,229,118,621
Distributions in excess of net investment income		(7)
Accumulated undistributed net realized gain (loss) on investments		(5,597)
Net Assets, for 1,229,094,162 shares outstanding		$1,229,113,017
Net Asset Value, offering price and redemption price per share ($1,229,113,017 ÷ 1,229,094,162 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Interest (including $26,946 from affiliated interfund lending)		$3,171,947
Expenses
Custodian fees and expenses	$15,568
Independent trustees' compensation	2,643
Total expenses before reductions	18,211
Expense reductions	(4,397)	13,814
Net investment income (loss)		3,158,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,296
Total net realized gain (loss)		18,296
Net increase in net assets resulting from operations		$3,176,429

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,158,133	$2,883,869
Net realized gain (loss)	18,296	24,849
Net increase in net assets resulting from operations	3,176,429	2,908,718
Distributions to shareholders from net investment income	(3,158,140)	(2,882,692)
Distributions to shareholders from net realized gain	(147,137)	–
Total distributions	(3,305,277)	(2,882,692)
Affiliated share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	–	389,170,400
Reinvestment of distributions	3,305,277	2,882,663
Net increase (decrease) in net assets and shares resulting from share transactions	3,305,277	392,053,063
Total increase (decrease) in net assets	3,176,429	392,079,089
Net Assets
Beginning of period	1,225,936,588	833,857,499
End of period (including distributions in excess of net investment income of $7 and undistributed net investment income of $0, respectively)	$1,229,113,017	$1,225,936,588

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Money Market Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.003	.002	.003	.004	.004
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.003	.002	.003	.004	.004
Distributions from net investment income	(.003)	(.003)	(.002)	(.003)	(.004)	(.004)
Distributions from net realized gain	–A	–	–	–	–	–A
Total distributions	(.003)	(.003)	(.002)	(.003)	(.004)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.27%	.29%	.25%	.30%	.38%	.37%
Ratios to Average Net AssetsD
Expenses before reductionsE	–%F	–%	–%	–%	–%	–%
Expenses net of fee waivers, if anyE	–%F	–%	–%	–%	–%	–%
Expenses net of all reductionsE	–%F	–%	–%	–%	–%	–%
Net investment income (loss)	.51%F	.29%	.25%	.30%	.38%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,229,113	$1,225,937	$833,857	$831,790	$1,011,422	$1,007,525

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$1,222,540,917

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$15,424,431.62%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,643.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,754.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CFM-SANN-0516
1.756671.115

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Actual	.0025%	$1,000.00	$1,002.70	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
John Engler
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Robert F. Gartland
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Abigail P. Johnson
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Arthur E. Johnson
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Michael E. Kenneally
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
James H. Keyes
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Marie L. Knowles
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Geoffrey A. von Kuhn
Affirmative	5,966,899,870.80	100.000
Withheld	0.00	0.000
TOTAL	5,966,899,870.80	100.000
Proposal 1 reflects trust wide proposal and voting results.

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2016